Condensed Consolidating Financial Information (Tables)	6 Months Ended	12 Months Ended
	May 31, 2013	Nov. 30, 2012
Condensed Consolidating Statements of Operations

Condensed Consolidating Statements of Operations and Comprehensive (Loss) Income

(Unaudited)

Three Months Ended May 31, 2013 (In millions):	Parent	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$279.7	$6.9	$—	$286.6
Cost of sales (exclusive of items shown separately below)	—	249.4	5.2	(0.2)	254.4
Selling, general and administrative	8.3	5.0	0.2	—	13.5
Depreciation and amortization	—	5.0	0.3	—	5.3
Interest expense	12.0	0.6	—	—	12.6
Other, net	12.2	(2.8)	0.8	0.2	10.4

(Loss) income from continuing operations before income taxes	(32.5)	22.5	0.4	—	(9.6)
Income tax (benefit) provision	(5.7)	8.5	(0.7)	—	2.1

(Loss) income from continuing operations	(26.8)	14.0	1.1	—	(11.7)
Loss from discontinued operations	(0.1)	—	—	—	(0.1)

(Loss) income before equity income of subsidiaries	(26.9)	14.0	1.1	—	(11.8)
Equity income of subsidiaries	15.1	—	—	(15.1)	—

Net (loss) income	$(11.8)	$14.0	$1.1	$(15.1)	$(11.8)

Comprehensive income (loss)	$11.1	$30.2	$1.1	$(31.3)	$11.1

Three Months Ended May 31, 2012 (In millions):	Parent	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$240.2	$9.7	$—	$249.9
Cost of sales (exclusive of items shown separately below)	—	212.4	8.0	(0.1)	220.3
Selling, general and administrative	7.6	3.4	0.2	—	11.2
Depreciation and amortization	—	5.2	0.3	—	5.5
Interest expense	4.9	0.9	—	—	5.8
Other, net	4.0	(2.3)	0.7	0.1	2.5

(Loss) income from continuing operations before income taxes	(16.5)	20.6	0.5	—	4.6
Income tax (benefit) provision	(10.3)	5.1	8.5	—	3.3

(Loss) income from continuing operations	(6.2)	15.5	(8.0)	—	1.3
Income from discontinued operations	0.4	—	—	—	0.4

(Loss) income before equity income of subsidiaries	(5.8)	15.5	(8.0)	—	1.7
Equity income of subsidiaries	7.5	—	—	(7.5)	—

Net income (loss)	$1.7	$15.5	$(8.0)	$(7.5)	$1.7

Comprehensive income (loss)	$16.5	$24.1	$(8.0)	$(16.1)	$16.5

Six Months Ended May 31, 2013 (In millions):	Parent	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$517.4	$12.9	$—	$530.3
Cost of sales (exclusive of items shown separately below)	—	462.2	10.0	(0.3)	471.9
Selling, general and administrative	16.6	8.8	0.4	—	25.8
Depreciation and amortization	—	10.9	0.5	—	11.4
Interest expense	22.6	1.2	—	—	23.8
Other, net	22.7	(8.3)	1.5	0.3	16.2

(Loss) income from continuing operations before income taxes	(61.9)	42.6	0.5	—	(18.8)
Income tax (benefit) provision	(12.1)	20.8	(1.7)	—	7.0

(Loss) income from continuing operations	(49.8)	21.8	2.2	—	(25.8)
Income from discontinued operations	—	—	—	—	—

(Loss) income before equity income of subsidiaries	(49.8)	21.8	2.2	—	(25.8)
Equity income of subsidiaries	24.0	—	—	(24.0)	—

Net (loss) income	$(25.8)	$21.8	$2.2	$(24.0)	$(25.8)

Comprehensive income (loss)	$20.0	$54.2	$2.2	$(56.4)	$20.0

Six Months Ended May 31, 2012 (In millions):	Parent	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$431.9	$19.9	$—	$451.8
Cost of sales (exclusive of items shown separately below)	—	378.6	15.9	(0.3)	394.2
Selling, general and administrative	14.4	6.7	0.4	—	21.5
Depreciation and amortization	—	10.3	0.5	—	10.8
Interest expense	9.9	1.9	—	—	11.8
Other, net	7.8	(5.3)	1.4	0.3	4.2

(Loss) income from continuing operations before income taxes	(32.1)	39.7	1.7	—	9.3
Income tax (benefit) provision	(13.4)	10.1	8.9	—	5.6

(Loss) income from continuing operations	(18.7)	29.6	(7.2)	—	3.7
Income from discontinued operations	0.4	—	—	—	0.4

(Loss) income before equity income of subsidiaries	(18.3)	29.6	(7.2)	—	4.1
Equity income of subsidiaries	22.4	—	—	(22.4)	—

Net (loss) income	$4.1	$29.6	$(7.2)	$(22.4)	$4.1

Comprehensive income (loss)	$33.6	$46.8	$(7.2)	$(39.6)	$33.6

Condensed Consolidating Statements of Operations

November 30, 2012 (In millions):	Parent	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$962.0	$32.9	$—	$994.9
Cost of sales (exclusive of items shown separately below)	—	844.2	26.0	(0.6)	869.6
Selling, general and administrative	26.4	14.6	0.9	—	41.9
Depreciation and amortization	0.1	21.1	1.1	—	22.3
Interest expense	18.7	3.6	—	—	22.3
Other, net	26.7	(4.3)	2.6	0.6	25.6

(Loss) income from continuing operations before income taxes	(71.9)	82.8	2.3	—	13.2
Income tax (benefit) provision	(16.9)	34.4	1.4	—	18.9

(Loss) income from continuing operations	(55.0)	48.4	0.9	—	(5.7)
Income from discontinued operations	3.1	—	—	—	3.1

(Loss) income before equity income of subsidiaries	(51.9)	48.4	0.9	—	(2.6)
Equity income of subsidiaries	49.3	—	—	(49.3)	—

Net (loss) income	$(2.6)	$48.4	$0.9	$(49.3)	$(2.6)

Comprehensive (loss) income	$(189.5)	$(119.5)	$0.9	$118.6	$(189.5)

November 30, 2011 (In millions):	Parent	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$885.0	$33.1	$—	$918.1
Cost of sales (exclusive of items shown separately below)	—	774.8	25.0	(0.5)	799.3
Selling, general and administrative	27.1	12.9	0.9	—	40.9
Depreciation and amortization	0.1	23.5	1.0	—	24.6
Interest expense	25.6	5.2	—	—	30.8
Other, net	11.9	(1.5)	2.6	0.5	13.5

(Loss) income from continuing operations before income taxes	(64.7)	70.1	3.6	—	9.0
Income tax (benefit) provision	(25.5)	39.8	(8.2)	—	6.1

(Loss) income from continuing operations	(39.2)	30.3	11.8	—	2.9
Income from discontinued operations	—	—	—	—	—

(Loss) income before equity income of subsidiaries	(39.2)	30.3	11.8	—	2.9
Equity income of subsidiaries	42.1	—	—	(42.1)	—

Net income	$2.9	$30.3	$11.8	$(42.1)	$2.9

Comprehensive (loss) income	$(15.3)	$4.1	$11.8	$(15.9)	$(15.3)

November 30, 2010 (In millions):	Parent	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$822.8	$35.1	$—	$857.9
Cost of sales (exclusive of items shown separately below)	—	728.5	25.9	(0.5)	753.9
Selling, general and administrative	13.0	13.0	0.7	—	26.7
Depreciation and amortization	0.1	26.8	1.0	—	27.9
Interest expense	31.7	5.3	—	—	37.0
Other, net	15.9	(8.6)	2.5	0.5	10.3

(Loss) income from continuing operations before income taxes	(60.7)	57.8	5.0	—	2.1
Income tax (benefit) provision	(9.1)	3.4	1.8	—	(3.9)

(Loss) income from continuing operations	(51.6)	54.4	3.2	—	6.0
Income from discontinued operations	0.8	—	—	—	0.8

(Loss) income before equity income of subsidiaries	(50.8)	54.4	3.2	—	6.8
Equity income of subsidiaries	57.6	—	—	(57.6)	—

Net income	$6.8	$54.4	$3.2	$(57.6)	$6.8

Comprehensive income (loss)	$79.4	$126.8	$3.2	$(130.0)	$79.4

Condensed Consolidating Balance Sheets

Condensed Consolidating Balance Sheets

May 31, 2013 (In millions):	Parent	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
Cash and cash equivalents	$135.9	$—	$—	$(1.3)	$134.6
Restricted cash	10.0	—	—	—	10.0
Accounts receivable	—	139.3	2.7	—	142.0
Inventories	—	52.7	6.5	—	59.2
Recoverable from the U.S. government, Northrop, and other third parties for environmental remediation costs	0.1	28.2	—	—	28.3
Other receivables, prepaid expenses and other	3.0	5.5	0.7	—	9.2
Income taxes	20.1	—	0.5	(18.2)	2.4

Total current assets	169.1	225.7	10.4	(19.5)	385.7
Restricted cash	460.0	—	—	—	460.0
Property, plant and equipment, net	4.6	146.1	5.2	—	155.9
Recoverable from the U.S. government and other third parties for environmental remediation costs	0.7	97.0	—	—	97.7
Goodwill	—	94.9	—	—	94.9
Intercompany receivable	—	299.0	33.4	(332.4)	—
Investments in subsidiaries	203.7	—	—	(203.7)	—
Other noncurrent assets and intangibles, net	29.5	145.8	41.6	—	216.9

Total assets	$867.6	$1,008.5	$90.6	$(555.6)	$1,411.1

Short-term borrowings and current portion of long-term debt	$2.5	$0.3	$—	$—	$2.8
Accounts payable	8.9	64.9	0.9	(1.3)	73.4
Reserves for environmental remediation costs	5.2	36.4	—	—	41.6
Income taxes payable	—	18.3	0.2	(18.2)	0.3
Other current liabilities, advance payments on contracts, and postretirement medical and life insurance benefits	44.0	194.4	1.3	—	239.7

Total current liabilities	60.6	314.3	2.4	(19.5)	357.8
Long-term debt	704.0	0.6	—	—	704.6
Reserves for environmental remediation costs	4.4	135.5	—	—	139.9
Pension benefits	66.8	372.3	—	—	439.1
Intercompany payable	332.4	—	—	(332.4)	—
Other noncurrent liabilities	66.3	69.9	0.4	—	136.6

Total liabilities	1,234.5	892.6	2.8	(351.9)	1,778.0
Commitments and contingencies (Note 7)
Redeemable common stock (Note 8)	2.7	—	—	—	2.7
Total shareholders’ (deficit) equity	(369.6)	115.9	87.8	(203.7)	(369.6)

Total liabilities, redeemable common stock, and shareholders’ equity (deficit)	$867.6	$1,008.5	$90.6	$(555.6)	$1,411.1

November 30, 2012 (In millions):	Parent	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
Cash and cash equivalents	$172.4	$—	$—	$(10.3)	$162.1
Accounts receivable	—	109.7	1.8	—	111.5
Inventories	—	40.5	6.4	—	46.9
Recoverable from the U.S. government, Northrop, and other third parties for environmental remediation costs	0.1	28.2	—	—	28.3
Other receivables, prepaid expenses and other	7.0	9.1	0.7	—	16.8
Income taxes	28.8	—	—	(26.3)	2.5

Total current assets	208.3	187.5	8.9	(36.6)	368.1
Property, plant and equipment, net	4.7	133.8	5.4	—	143.9
Recoverable from the U.S. government and other third parties for environmental remediation costs	0.7	107.2	—	—	107.9
Goodwill	—	94.9	—	—	94.9
Intercompany receivable	—	308.5	30.5	(339.0)	—
Investment in subsidiaries	143.1	—	—	(143.1)	—
Other noncurrent assets and intangibles, net	17.6	146.3	40.6	—	204.5

Total assets	$374.4	$978.2	$85.4	$(518.7)	$919.3

Short-term borrowings and current portion of long-term debt	$2.4	$0.3	$—	$—	$2.7
Accounts payable	3.1	61.8	1.5	(10.3)	56.1
Reserves for environmental remediation costs	3.5	36.0	—	—	39.5
Income taxes payable	—	25.4	0.9	(26.3)	—
Other current liabilities, advance payments on contracts, and postretirement medical and life insurance benefits	28.1	190.6	1.6	—	220.3

Total current liabilities	37.1	314.1	4.0	(36.6)	318.6
Long-term debt	245.3	0.7	—	—	246.0
Reserves for environmental remediation costs	3.6	146.4	—	—	150.0
Pension benefits	70.8	383.7	—	—	454.5
Intercompany payable	339.0	—	—	(339.0)	—
Other noncurrent liabilities	67.4	70.4	1.2	—	139.0

Total liabilities	763.2	915.3	5.2	(375.6)	1,308.1
Commitments and contingencies (Note 7)
Redeemable common stock (Note 8)	3.9	—	—	—	3.9
Total shareholders’ (deficit) equity	(392.7)	62.9	80.2	(143.1)	(392.7)

Total liabilities, redeemable common stock, and shareholders’ equity (deficit)	$374.4	$978.2	$85.4	$(518.7)	$919.3

Condensed Consolidating Balance Sheets

November 30, 2012 (In millions):	Parent	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
Cash and cash equivalents	$172.4	$—	$—	$(10.3)	$162.1
Accounts receivable	—	109.7	1.8	—	111.5
Inventories	—	40.5	6.4	—	46.9
Recoverable from the U.S. government, Northrop, and other third parties for environmental remediation costs	0.1	28.2	—	—	28.3
Other receivables, prepaid expenses and other	7.0	9.1	0.7	—	16.8
Income taxes	28.8	—	—	(26.3)	2.5

Total current assets	208.3	187.5	8.9	(36.6)	368.1
Property, plant and equipment, net	4.7	133.8	5.4	—	143.9
Recoverable from the U.S. government and other third parties for environmental remediation costs	0.7	107.2	—	—	107.9
Goodwill	—	94.9	—	—	94.9
Intercompany receivable	—	308.5	30.5	(339.0)	—
Investments in subsidiaries	143.1	—	—	(143.1)	—
Other noncurrent assets and intangibles, net	17.6	146.3	40.6	—	204.5

Total assets	$374.4	$978.2	$85.4	$(518.7)	$919.3

Short-term borrowings and current portion of long-term debt	$2.4	$0.3	$—	$—	$2.7
Accounts payable	3.1	61.8	1.5	(10.3)	56.1
Reserves for environmental remediation costs	3.5	36.0	—	—	39.5
Income taxes payable	—	25.4	0.9	(26.3)	—
Other current liabilities, advance payments on contracts, and postretirement medical and life insurance benefits	28.1	190.6	1.6	—	220.3

Total current liabilities	37.1	314.1	4.0	(36.6)	318.6
Long-term debt	245.3	0.7	—	—	246.0
Reserves for environmental remediation costs	3.6	146.4	—	—	150.0
Pension benefits	70.8	383.7	—	—	454.5
Intercompany payable	339.0	—	—	(339.0)	—
Other noncurrent liabilities	67.4	70.4	1.2	—	139.0

Total liabilities	763.2	915.3	5.2	(375.6)	1,308.1
Commitments and contingencies (Note 7)
Redeemable common stock (Note 8)	3.9	—	—	—	3.9
Total shareholders’ (deficit) equity	(392.7)	62.9	80.2	(143.1)	(392.7)

Total liabilities, redeemable common stock, and shareholders’ equity (deficit)	$374.4	$978.2	$85.4	$(518.7)	$919.3

November 30, 2011 (In millions):	Parent	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
Cash and cash equivalents	$204.7	$—	$—	$(16.7)	$188.0
Accounts receivable	—	103.6	3.4	—	107.0
Inventories	—	42.5	7.0	—	49.5
Recoverable from the U.S. government, Northrop, and other third parties for environmental remediation costs	0.1	29.5	—	—	29.6
Other receivables, prepaid expenses and other	8.1	12.8	0.6	—	21.5
Income taxes	39.3	—	—	(34.0)	5.3

Total current assets	252.2	188.4	11.0	(50.7)	400.9
Property, plant and equipment, net	4.7	117.7	4.5	—	126.9
Recoverable from the U.S. government and other third parties for environmental remediation costs	0.3	113.8	—	—	114.1
Goodwill	—	94.9	—	—	94.9
Intercompany receivable	—	248.9	30.2	(279.1)	—
Investments in subsidiaries	261.5	—	—	(261.5)	—
Other noncurrent assets and intangibles, net	19.9	149.8	33.0	—	202.7

Total assets	$538.6	$913.5	$78.7	$(591.3)	$939.5

Short-term borrowings and current portion of long-term debt	$2.5	$0.3	$—	$—	$2.8
Accounts payable	0.6	47.1	2.8	(16.7)	33.8
Reserves for environmental remediation costs	4.2	36.5	—	—	40.7
Income taxes payable	—	29.4	4.6	(34.0)	—
Other current liabilities, advance payments on contracts, and postretirement medical and life insurance benefits	31.4	189.7	1.4	—	222.5

Total current liabilities	38.7	303.0	8.8	(50.7)	299.8
Long-term debt	322.7	0.9	—	—	323.6
Reserves for environmental remediation costs	5.0	144.9	—	—	149.9
Pension benefits	32.3	204.1	—	—	236.4
Intercompany payable	279.1	—	—	(279.1)	—
Other noncurrent liabilities	68.0	71.1	(2.1)	—	137.0

Total liabilities	745.8	724.0	6.7	(329.8)	1,146.7
Commitments and contingencies (Note 7)
Redeemable common stock (Note 8)	4.4	—	—	—	4.4
Total shareholders’ (deficit) equity	(211.6)	189.5	72.0	(261.5)	(211.6)

Total liabilities, redeemable common stock, and shareholders’ equity (deficit)	$538.6	$913.5	$78.7	$(591.3)	$939.5

Condensed Consolidating Statements of Cash Flows

Condensed Consolidating Statements of Cash Flows

Six Months Ended May 31, 2013 (In millions):	Parent	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
Net cash (used in) provided by operating activities	$(5.8)	$12.7	$3.0	$9.0	$18.9
Cash flows from investing activities:
Purchase of restricted cash investment	(470.0)	—	—	—	(470.0)
Capital expenditures	—	(21.6)	(0.1)	—	(21.7)
Purchase of investments	—	(0.5)	—	—	(0.5)

Net cash used in investing activities	(470.0)	(22.1)	(0.1)	—	(492.2)
Cash flows from financing activities:
Proceeds from issuance of debt	460.0	—	—	—	460.0
Repayments on debt	(1.2)	(0.1)	—	—	(1.3)
Debt issuance costs	(13.1)	—	—	—	(13.1)
Net transfers (to) from parent	(6.6)	9.5	(2.9)	—	—
Other financing activities	0.2	—	—	—	0.2

Net cash provided by (used in) financing activities	439.3	9.4	(2.9)	—	445.8

Net (decrease) increase in cash and cash equivalents	(36.5)	—	—	9.0	(27.5)
Cash and cash equivalents at beginning of year	172.4	—	—	(10.3)	162.1

Cash and cash equivalents at end of period	$135.9	$—	$—	$(1.3)	$134.6

Six Months Ended May 31, 2012 (In millions):	Parent	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
Net cash (used in) provided by operating activities	$11.1	$20.7	$0.6	$14.9	$47.3
Cash flows from investing activities:
Capital expenditures	—	(9.2)	(0.1)	—	(9.3)
Other investing activities	—	0.6	—	—	0.6

Net cash used in investing activities	—	(8.6)	(0.1)	—	(8.7)
Cash flows from financing activities:
Repayments on debt	(76.2)	(0.2)	—	—	(76.4)
Debt issuance costs	(0.3)	—	—	—	(0.3)
Net transfers (to) from parent	12.0	(11.5)	(0.5)	—	—
Other financing activities	0.7	(0.4)	—	—	0.3

Net cash used in financing activities	(63.8)	(12.1)	(0.5)	—	(76.4)

Net (decrease) increase in cash and cash equivalents	(52.7)	—	—	14.9	(37.8)
Cash and cash equivalents at beginning of year	204.7	—	—	(16.7)	188.0

Cash and cash equivalents at end of period	$152.0	$—	$—	$(1.8)	$150.2

Condensed Consolidating Statements of Cash Flows

November 30, 2012 (In millions):	Parent	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
Net cash (used in) provided by operating activities	$(17.8)	$95.9	$1.7	$6.4	$86.2
Cash flows from investing activities:
Capital expenditures	—	(35.8)	(1.4)	—	(37.2)
Other investing	—	0.6	—	—	0.6

Net cash used in investing activities	—	(35.2)	(1.4)	—	(36.6)
Cash flows from financing activities:
Repayments on debt	(77.4)	(0.3)	—	—	(77.7)
Debt issuance costs	(1.3)	—	—	—	(1.3)
Net transfers (to) from parent	59.9	(59.6)	(0.3)	—	—
Other financing activities	4.3	(0.8)	—	—	3.5

Net cash (used in) provided by financing activities	(14.5)	(60.7)	(0.3)	—	(75.5)

Net (decrease) increase in cash and cash equivalents	(32.3)	—	—	6.4	(25.9)
Cash and cash equivalents at beginning of year	204.7	—	—	(16.7)	188.0

Cash and cash equivalents at end of period	$172.4	$—	$—	$(10.3)	$162.1

November 30, 2011 (In millions):	Parent	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
Net cash (used in) provided by operating activities	$(33.3)	$105.6	$5.4	$(0.9)	$76.8
Cash flows from investing activities:
Capital expenditures	—	(20.3)	(0.8)	—	(21.1)
Other investing activities	26.7	—	—	—	26.7

Net cash provided by (used in) investing activities	26.7	(20.3)	(0.8)	—	5.6
Cash flows from financing activities:
Repayments on debt	(70.0)	(0.1)	—	—	(70.1)
Debt issuance costs	(4.2)	—	—	—	(4.2)
Net transfers (to) from parent	87.9	(83.3)	(4.6)	—	—
Other financing activities	0.3	(1.9)	—	—	(1.6)

Net cash provided by (used in) financing activities	14.0	(85.3)	(4.6)	—	(75.9)

Net increase (decrease) in cash and cash equivalents	7.4	—	—	(0.9)	6.5
Cash and cash equivalents at beginning of year	197.3	—	—	(15.8)	181.5

Cash and cash equivalents at end of period	$204.7	$—	$—	$(16.7)	$188.0

November 30, 2010 (In millions):	Parent	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by operating activities	$9.8	$108.5	$5.8	$24.0	$148.1
Cash flows from investing activities:
Capital expenditures	—	(16.4)	(0.5)	—	(16.9)
Other investing activities	(26.6)	—	—	—	(26.6)

Net cash used in investing activities	(26.6)	(16.4)	(0.5)	—	(43.5)
Cash flows from financing activities:
Repayments on debt	(240.1)	(0.1)		—	(240.2)
Proceeds from issuance of debt, net of issuance costs	192.3	—	—	—	192.3
Net transfers (to) from parent	95.8	(90.5)	(5.3)	—	—
Other financing activities	—	(1.5)	—	—	(1.5)

Net cash provided by (used in) financing activities	48.0	(92.1)	(5.3)	—	(49.4)

Net increase in cash and cash equivalents	31.2	—	—	24.0	55.2
Cash and cash equivalents at beginning of year	166.1	—	—	(39.8)	126.3

Cash and cash equivalents at end of period	$197.3	$—	$—	$(15.8)	$181.5